Note 22 - Convertible Preference Share Liabilities	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of convertible preference share liabilities [text block]
22.	Convertible preference share liabilities

	2024
	No. of units	Amount
At January 1	18,000	$7,767,238
Issued	10,000	5,544,628
Exercised	(28,000)	(39,465,089)
Change in fair value	-	26,153,223
At December 31	-	$-

a)

The terms of the Convertible Preference Shares issued by the Company are as follows:

In September 2023 and February 2024, the Company issued 25,000 Series A and 10,000 Series B convertible preference shares (the “Preference Shares”), respectively, and 20,000,000 Series A and 8,250,000 Series B Ordinary Share Purchase Warrants (the “Private Warrants”), respectively, associated with the securities purchase agreement entered on September 19, 2023 and February 20, 2024, respectively, in exchange for $25,000,000 and $10,000,000, respectively. Each Preference Share and accompanying Private Warrants were sold together at a price of $1,000 pursuant to the securities purchase agreement. The securities purchase agreement offered the holders to convert Preference Shares into the Company’s ordinary shares at any time without maturity date and be able to exercise Private Warrants to purchase the Company’s ordinary shares before the expiration date in a ratio of 10-to-1.

b)	In 2024 and 2023, 28,000 shares and 7,000 shares of the Preference Shares were converted into 7,032,012 shares and 560,000 shares, respectively of the Company’s ordinary shares.